Document and Entity Information	Dec. 23, 2019
Cover page.
Document Type	8-K
Entity Registrant Name	DCP MIDSTREAM, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32678
Entity Tax Identification Number	03-0567133
Document Period End Date	Dec. 23, 2019
Entity Address, Address Line One	370 17th Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	595-3331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001338065
Entity Emerging Growth Company	false
Limited Partner [Member]
Security Exchange Name	NYSE
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	DCP
Series B Preferred Limited Partners [Member]
Security Exchange Name	NYSE
Title of 12(b) Security	7.875% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DCP PRB
Series C Preferred Limited Partners [Member]
Security Exchange Name	NYSE
Title of 12(b) Security	7.95% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DCP PRC